Taxation (Details) - EUR (€) € in Millions	3 Months Ended			6 Months Ended
	Sep. 30, 2023	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Taxes [Abstract]
Tax expense		€ 13.9	€ 16.4	€ 28.3	€ 33.8
Applicable tax rate	2500.00%			1900.00%